DEBT - Schedule of Debt (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Oct. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
DEBT
Interest expense		$ 844,000	$ 86,000	$ 1,348,000	$ 573,000
Amount of accrued interest on debt instrument		858,000		858,000		$ 392,253	$ 985,025
Non-related party
DEBT
Total		11,178,691		11,178,691		7,696,341
Less: debt discount and issuance costs		(890,548)		(890,548)		(657,064)	(212,772)
Less: notes payable, current portion		(9,678,276)		(9,678,276)		(6,214,932)
Notes payable, net of debt issuance costs and current portion		609,867		609,867		824,344
Secured Promissory Notes
DEBT
Total						550,000	4,250,000
Secured Promissory Notes | Non-related party
DEBT
Total		550,000		550,000		550,000
Small Business Administration Loans | Non-related party
DEBT
Total		890,124		890,124		904,911
Promissory Note
DEBT
Interest expense	$ 17,000
Promissory Note | Non-related party
DEBT
Total		394,985		394,985		144,985
Vehicle Notes | Non-related party
DEBT
Total		222,299		222,299		298,439
Seller Notes
DEBT
Total						1,070,813	$ 1,434,959
Seller Notes | Non-related party
DEBT
Total		1,072,868		1,072,868		1,097,869
Real Estate Promissory Note | Non-related party
DEBT
Total		370,000		370,000		370,000
Business Loan and Security Agreement | Non-related party
DEBT
Total		1,086,242		1,086,242		890,715
Sale of Future Receipts
DEBT
Total		1,919,000		1,919,000		518,000
Sale of Future Receipts | Non-related party
DEBT
Total		1,919,216		1,919,216		518,388
Purchase Order Financing | Non-related party
DEBT
Total		306,423		306,423
Notes Payable | Non-related party
DEBT
Total		$ 4,366,534		$ 4,366,534		$ 2,921,034